SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Accounting

Basis of Accounting

The financial statements (unaudited) have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) and with the instructions to Form 10-Q of Regulation S-K. These unaudited financial statements should be read in conjunction with the Company’s audited financial statements and related notes thereto for the year ended December 31, 2024. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the fiscal year ended December 31, 2024, have been omitted.

Basis of Accounting The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

Cash

Cash

Cash is defined as currency on hand and on-demand deposits. Cash equivalents are unrestricted highly liquid cash investments purchased with a maturity of three (3) months or less. There were no cash equivalents at December 31, 2024 and 2023.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash balances at two financial institutions. The accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to a specified limit. The Company’s balances at the financial institutions periodically exceed federally insured limits. At September 30, 2025 and December 31, 2024, the Company’s uninsured cash balances totaled approximately $541,775 and $0, respectively.

Management believes that the Company is not exposed to any significant risk concerning its cash balances. To date, the Company has not recognized any losses caused by uninsured balances.

Concentration of Credit Risk

The Company maintains its cash balances at one financial institution. The account is insured by the Federal Deposit Insurance Corporation (FDIC) up to a specified limit. The Company’s balances at the financial institutions periodically exceed federally insured limits. At December 31, 2024 and 2023, the Company’s uninsured cash balances totaled approximately $0 and $75,000, respectively.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Concentration of Credit Risk (continued)

Management believes that the Company is not exposed to any significant risk concerning its cash balances. To date, the Company has not recognized any losses caused by uninsured balances.

Property and Equipment

Property and Equipment

The property and equipment is recorded at cost. The Company’s policy is to depreciate the cost of the property and equipment using the straight-line method over the estimated useful life of the asset. The costs of maintenance and repairs are charged to expense when incurred (none noted in the current or prior year as it relates to vehicles). The useful life of the property and equipment for purposes of computing depreciation is:

Useful Life

Vehicles and Equipment	2-5 years

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Property and Equipment

The property and equipment is recorded at cost. The Company’s policy is to depreciate the cost of the property and equipment using the straight-line method over the estimated useful life of the asset. The costs of maintenance and repairs are charged to expense when incurred (none noted in the current or prior year as it relates to the vehicle). The useful life of the property and equipment for purposes of computing depreciation is:

Useful Life

Vehicle and Equipment	3-5 years

Intangible Assets – Patents

Intangible Assets – Patents

The Company capitalizes external costs, such as filing fees, registration documentation, and attorney fees associated with the application and issuance of patents. The Company expenses costs associated with maintaining and defending patents subsequent to issuance in the period incurred. The Company amortizes capitalized patent costs for internally generated patents on a straight-line basis over 20 years or the period in which the goods associated with the patent will be revenue-generating, which represents the estimated useful lives of the patents. The estimated useful lives for internally generated patents are based on the assessment of the following factors: the integrated nature of the patent portfolios being licensed (including the ability of the patent to generate viable goods and revenues), the overall makeup of the patent portfolio over time, and the length of license agreements for such patents. The Company assesses the potential impairment of all capitalized patent costs when events or changes in circumstances indicate that the carrying amount of the Company’s patent portfolio may not be recoverable.

Intangible Assets – Patents

The Company capitalizes external costs, such as filing fees, registration documentation, and attorney fees associated with the application and issuance of patents. The Company expenses costs associated with maintaining and defending patents subsequent to issuance in the period incurred. The Company amortizes capitalized patent costs for internally generated patents on a straight-line basis over 20 years or the period in which the goods associated with the patent will be revenue-generating, which represents the estimated useful lives of the patents. The estimated useful lives for internally generated patents are based on the assessment of the following factors: the integrated nature of the patent portfolios being licensed (including the ability of the patent to generate viable goods and revenues), the overall makeup of the patent portfolio over time, and the length of license agreements for such patents. The Company assesses the potential impairment of all capitalized patent costs when events or changes in circumstances indicate that the carrying amount of the Company’s patent portfolio may not be recoverable.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Intangibles and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of any long-lived asset may not be fully recoverable. In the event that facts and circumstances indicate that the carrying amount of any long-lived assets may be impaired, an evaluation of recoverability is performed. If an evaluation was required, the estimated future undiscounted cash flows associated with the asset (or group of assets) would be compared to the assets’ (or group of assets’) carrying amount to determine if a write-down to fair value is required on the basis of the assets’ associated undiscounted cash flows.

The Company has three types of long-lived assets: property and equipment, including operational Arrive Point units, vehicles, office equipment, and aerial drones; construction-in-progress (CIP), and intangible patent assets including those acquired by the acquisition of Airbox Technology in 2023. The vehicles and drone hexacopter were evaluated for impairment, and no impairments were considered necessary as of September 30, 2025.

The Company acquired three “Gen 3” (or “AP3”) Arrive Point units in December 2024, and four in April 2025. These units are recorded as construction in progress until they are placed into service. Six units have been delivered to customer sites, four of which have been placed into revenue service and are being depreciated on a straight-lined basis over two years. One unit not yet entered into service was damaged beyond repair. An impairment loss of $10,541 was recognized as of September 30, 2025. No impairment loss on these units was recognized as of September 30, 2024.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Impairment of Long-Lived Assets

Intangibles and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of any long-lived asset may not be fully recoverable. In the event that facts and circumstances indicate that the carrying amount of any long-lived assets may be impaired, an evaluation of recoverability is performed. If an evaluation was required, the estimated future undiscounted cash flows associated with the asset (or group of assets) would be compared to the assets’ (or group of assets’) carrying amount to determine if a write-down to fair value is required on the basis of the assets’ associated undiscounted cash flows. In 2023, certain capital costs included in construction-in-progress were identified as items with no future estimated cash flows,

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Impairment of Long-Lived Assets (continued)

accordingly, the carrying costs of those items were identified as impaired and charged off as period cost.

The Company has three types of long-lived assets: property and equipment, including a vehicle, aerial drones; construction-in-progress (CIP), and intangible patent assets including those acquired by the acquisition of Airbox Technology in 2023. The vehicle and drone hexacopter were evaluated for impairment, and no impairments were considered necessary as of December 31, 2024.

In order to evaluate CIP for impairment, the accumulated costs were analyzed and categorized according to the specific generation of product to which they applied. It was determined that $630,657 was accumulated for the original mock-up unit in 2020, and the first 21 “Gen 1” units, and $196,403 was accumulated for “Gen 2.0/2.1”. These projects were fully complete in 2023 and are considered obsolete. The form and functionality of these early units have been superseded by the Company’s current “Gen 3” production Arrive Point units. As a result of this analysis, the Company decided to write-off the accumulated cost of the prototype, Gen 1 and Gen 2 units as of December 31, 2023. Total impairment losses recognized on CIP amounted to $827,060 in 2023.

The Company acquired three “Gen 3” Arrive Point units in December 2024 for approximately $38,000. The units are expected to enter commercial service in early 2025. The Company believes the cost of the Gen 3 Arrive Point units have an alternative future use and the cost of these units and associated installation costs were capitalized but had not been placed into service as of December 31, 2024. These units will be placed into service once accepted by the end customer or tested for impairment within twelve months. No impairment loss on these units was recognized as of December 31, 2024.

The Company acquired intangible assets as part of the Airbox asset purchase in the form of a patent portfolio. As of December 31, 2023, two patents were issued, one was imminent (awarded February 2024), and two were pending. The acquisition was completed on December 5, 2023, management performed a detailed analysis of the estimated future cash flows related to the above-mentioned tangible and intangible assets and recognized an impairment of $997,863, as of December 31, 2023. No impairment loss on the other patents was recognized in 2024 or 2023. As of December 31, 2024 and 2023, total impairment charges were $0 and $1,824,923, respectively.

Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities

Payables are obligations to pay for materials or services that have been acquired or have been rendered in the ordinary course of business from suppliers or vendors. Payables and accrued liabilities are classified as current if payment is due within one year.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity Financing

Equity Financing

The Company engages in equity financing transactions to obtain the funds necessary to continue operations and develop a commercially viable drone delivery system. These equity financing transactions involve the issuance of common stock and may include equity warrants.

Equity warrants are instruments that bestow upon the holder of the instrument the right to buy a particular stock at a predetermined price within a stipulated time frame. Under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 480, the Company classified the warrants as equity instruments.

Depending on the terms and conditions of each equity financing transaction, the warrants are exercisable into additional common shares at an agreed-upon price, as defined in the Stock and Warrant Purchase Agreement (“the agreement”) prior to the expiration of the warrants as stipulated by the terms of the transaction in the agreement.

The shares eligible for issuance under the outstanding warrants were registered under the Securities Act of 1933 on July 28, 2025.

Equity Financing

The Company engages in equity financing transactions to obtain the funds necessary to continue operations and develop a commercially viable drone delivery system. These equity financing transactions involve the issuance of common stock and at times, if the cash investment by each investor exceeds $250,000, include equity warrants.

Equity warrants are instruments that bestow upon the holder of the instrument the right to buy a particular stock at a predetermined price within a stipulated time frame. Under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 480, the Company classified the warrants as equity instruments and carries the warrants at the grant date fair market value.

Depending on the terms and conditions of each equity financing transaction, the warrants are exercisable into additional common shares at an agreed-upon price, as defined in the Stock and Warrant Purchase Agreement (“the agreement”) prior to the expiration of the warrants as stipulated by the terms of the transaction in the agreement. The fair value of the stock purchase warrants issued is determined by using the Black-Scholes-Merton (“Black-Scholes”) model. The Black-Scholes model requires the use of highly subjective and complex assumptions, which determine the fair value of warrants, including the warrants’ expected terms and the price volatility of the underlying stocks. The Company calculates the fair value of warrants granted by using the Black-Scholes pricing model with the following assumptions:

Expected Volatility: The Company estimated volatility for warrants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the warrant for a term that is approximately equal to the warrants’ expected terms.

Expected Term: The expected term of the Company’s warrants represents the period that the warrants are expected to be outstanding (typically, to expiration). The Company used the time remaining to the expiration of the warrants (contractual expiration) to compute the expected term, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Risk-Free Interest Rate: The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the warrants’ expected terms at the grant date.

Dividend Yield: The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity Financing (continued)

The warrants have not been registered under the U.S. Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, or qualified under any state or foreign securities laws and may not be offered for sale, sold, pledged, hypothecated, or otherwise transferred or assigned unless (i) a registration statement covering such shares is effective under the act and is qualified under applicable state and foreign law or (ii) the transaction is exempt from the registration and prospectus delivery requirements under the act and the qualification requirements under applicable state and foreign law and, if the corporation requests, an opinion satisfactory to the corporation to such effect has been rendered by counsel. The Company registered with the Security and Exchange Commission (SEC) on July 16, 2021, however, is not yet traded on the public market.

Loss per share

Loss per share

The Company follows FASB ASC 260, “Earnings per Share,” resulting in the presentation of basic and diluted earnings per share. Because the Company reported a net loss for the three and nine months ended September 30, 2025 and 2024, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same. See footnotes 16 and 17 for the details on these instruments.

Loss per share

Basic loss per share is computed by dividing net loss by weighted average number of shares of common stock outstanding during each period. Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had 910,189 and 652,857 warrants outstanding as of December 31, 2024 and 2023, respectively. The weighted average exercise price for these warrants is $2.52 and $2.38 per share, respectively. These warrants are excluded from the weighted average number of shares because they are considered anti-dilutive. The warrants (on a post-reverse split basis), if exercised, will convert on a 4 to 1 per share basis.

The Company had 614,704 and 569,331 options outstanding (on a post-reverse split basis) as of December 31, 2024 and 2023, respectively, with grant date fair values of $10.30 to $11.94 per share (as adjusted for the 1-for-4 reverse split). The weighted average exercise price for these options is $0.80 per share. These options are excluded from the weighted average number of shares because they are considered anti-dilutive. Refer to Note 17 for additional information on the stock split.

Offering Costs

Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - Expenses of Offering. During the three and nine months ended September 30, 2025, the Company recognized $0 and $7,626,439, respectively, in deferred offering costs related to ongoing and anticipated capital raising activities. These costs primarily consisted of legal, advisory, and other professional service fees incurred in connection with financing efforts.

During the nine months ended September 30, 2025, the Company raised gross proceeds of $9,037,007, which included $8,650,000 under prepaid purchase agreements and $387,007 through a crowdfunding offering. Of the total deferred offering costs recognized, $869,868 and $1,741,750 were allocated and recognized as a reduction of proceeds raised under the prepaid purchase agreements for the three and nine months ended September 30, 2025, respectively, based on a pro-rata allocation of total expected funding (Note 9 and 12). In addition, $1,471 and $91,543 of offering costs were directly associated with the crowdfunding raise and were recognized as a reduction to the related proceeds for the three and nine months ended September 30, 2025, respectively.

The remaining deferred offering costs are included as current asset on the balance sheet and will be recognized as a reduction to additional paid-in capital upon completion of the related equity offerings.

Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - Expenses of Offering. For the years ended December 31, 2024 and 2023, there were $229,994 and $126,512 of offering costs, respectively. Accumulated offering costs were $577,634 and $347,640 as of December 31, 2024 and 2023, respectively. These offering costs consisted of professional, regulatory, and other costs; all of which were charged to additional paid-in capital for all funding campaigns (crowdfunding, seed series, StartEngine, PicMii, etc.) held by the Company.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Offering Costs (Continued)

Deferred offering costs related to the proposed public offerings, see Note 7, totaled $427,898 and $0 as of December 31, 2024 and 2023, respectively.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses include general compensation (including stock compensation), compensation for executive management, employee benefits, finance administration, and human resources, facility costs (including rent and common area maintenance charges), professional service fees, and other general overhead costs to support the Company’s operations.

Research and Development

Research and Development

Research and development (R&D) costs, that do not meet the criteria for capitalization are expensed as incurred. Research and development expenses include fees paid to outside consultants for the Company’s proprietary technology.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Research and Development (Continued)

For the three and nine months ended September 30, 2025, and 2024, the Company had R&D costs totaling $179,854 and $564,585 and $7,940 and $548,879, respectively.

Research and Development

Research and development (R&D) costs, that do not meet the criteria for capitalization are expensed as incurred. Research and development expenses include fees paid to outside suppliers for the Company’s proprietary technology. For the years ended December 31, 2024 and 2023, the Company had R&D costs totaling $395,386 and $214,493, respectively.

Marketing Expenses

Marketing Expenses

The Company uses various marketing methods to create brand awareness to promote and alert the public about future product and service offerings to generate future capital or revenue when a viable product is created. The Company’s policy is to charge marketing costs to expenses in the period they are incurred.

Marketing expenses were $107,530 and $164,793 and $28,414 and $281,160 for the three and nine months ended September 30, 2025 and 2024, respectively.

Marketing Expenses

The Company uses various marketing methods to create brand awareness to promote and alert the public about future product and service offerings to generate future capital or revenue when a viable product is created. The Company’s policy is to charge marketing costs to expenses in the period they are incurred. Marketing expenses were $189,076 and $207,234 for the years ended December 31, 2024 and 2023, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of the grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation, as applicable. For stock-based compensation with performance conditions, the Company records compensation expenses when the performance condition is met. The Company uses the Black-Scholes model to estimate the fair value of stock options and forfeitures are accounted for when incurred.

The average fair value of one (1) share of the Company’s common stock was determined to be $13.00 for the period of January 1, 2025 to May 15, 2025 and $12.71 as of December 31, 2024. On May 15, 2025, the Company completed its initial public offering and its common stock began trading on the Nasdaq Stock Exchange. Subsequent to May 15, 2025, the price of the Company’s common stock was determined by the Nasdaq daily closing stock price.

Prior to May 15, 2025, the fair value of common stock is based on the prior Company’s transaction method. The prior company transaction method utilizes actual transactions in the Company’s non-controlling, non-marketable private company equity interests. Therefore, the result is reflective of a non-controlling, non-marketable private company value and no discount for lack of control or marketability was considered necessary in the application of this methodology. As part of this methodology, there are a number of limiting assumptions, however, management believes it appropriately represents the fair market value indication for one (1) share of the Company’s common stock. Since, prior to May 15, 2025, the Company’s stock was not publicly traded, the expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of the life cycle, size, market capitalization, and financial leverage of the other companies.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of the grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation, as applicable. For stock-based compensation with performance conditions, the Company records compensation expenses when the performance condition is met. The Company uses the Black-Scholes model to estimate the fair value of stock options and forfeitures are accounted for when incurred.

The average price of one (1) share of the Company’s common stock (as adjusted for the 1-for-4 reverse split), which was determined to be $12.00 and $11.08 as of December 31, 2024 and 2023, respectively.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Stock-Based Compensation (continued)

The prior company transaction method utilizes actual transactions in the Company’s non-controlling, non-marketable private company equity interests. Therefore, the result is reflective of a non-controlling, non-marketable private company value and no discount for lack of control or marketability was considered necessary in the application of this methodology. As part of this methodology, there are a number of limiting assumptions, however, management believes it appropriately represents the fair market value indication for one (1) share of the Company’s common stock. Since the Company’s stock is not publicly traded, the expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of the life cycle, size, market capitalization, and financial leverage of the other companies.

Income Taxes

Income Taxes

There is no income tax benefit for the losses for the three and nine months ended September 30, 2025 and 2024 since management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2025, the Company had no unrecognized tax benefits, or any tax related interest or penalties, and it does not expect significant changes in the amount of unrecognized tax benefits to occur within the next twelve months. There were no changes in the Company’s unrecognized tax benefits during the three and nine month period ended September 30, 2025. The Company did not recognize any interest or penalties during 2025 related to unrecognized tax benefits.

With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2021 and thereafter are subject to examination by the relevant taxing authorities. Net operating loss (NOL) carryforwards are subject to examination in the year they are utilized regardless of whether the tax year in which they are generated has been closed by the statute. The amount subject to disallowance is limited to the NOL utilized. Accordingly, the Company may be subject to examination for prior NOLs generated as such NOLs are utilized.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2024 and 2023, the Company has recorded a full valuation allowance against its deferred tax assets (see Note 17). The Company evaluates uncertain income tax positions in order to determine if it is more likely than not that they would be sustained upon examination. As the Company was incorporated in 2020, the Company’s Federal income tax returns for all years of operation are subject to examination by the Internal Revenue Service.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of the Company’s short-term financial instruments such as cash, accounts receivable, prepaid expenses, accounts payable and accrued expenses approximate their fair values because of their short maturities. The estimated fair value of the Company’s debt approximates the carrying value due to the interest rates on the debt approximating current market interest rates.

Fair Value Measurements

Fair value accounting is applied for all assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows established frameworks for measuring fair value and expands disclosures about fair value measurements (Note 4).

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recently Adopted Accounting Standard

Recently Adopted Accounting Standard

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures about reportable segments but does not change the definition of a segment or the guidance for determining reportable segments. The requirements are effective for annual reporting periods beginning on January 1, 2024, and are required to be applied retrospectively. The Company has adopted the additional disclosure requirements under ASU 2023-07. The additional requirements did not have a material impact on the financial statements.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recently Adopted Accounting Guidance

In June 2016, the FASB issued guidance (FASB ASC 326) which significantly changed how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through earnings. The most significant change in this standard is a shift from the incurred loss model to the expected loss model. Under the standard, disclosures are required to provide users of the financial statements with useful information in analyzing an entity’s exposure to credit risk and the measurement of credit losses. Financial assets held by the Company that are subject to the guidance in FASB ASC 326 were subscription receivable. The Company adopted the standard effective January 1, 2023. The impact of the adoption was not considered material to the financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures about reportable segments but does not change the definition of a segment or the guidance for determining reportable segments. The requirements are effective for annual reporting periods beginning on January 1, 2024, and are required to be applied retrospectively. The Company has adopted the additional disclosure requirements under ASU 2023-07. The additional requirements did not have a material impact on the financial statements.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are customer obligations due under normal trade terms, which are typically due upon receipt of the invoice. Credit is extended based on evaluation of a customer’s financial condition and collateral is not required. Accounts receivable are stated at amounts due from customers net of an allowance for credit losses. The Company recognizes an allowance for expected credit losses at each balance sheet date. This estimate is derived from a review of the Company’s historical losses based on the aging of receivables. Receivables with similar risk characteristics are pooled for the estimation of expected credits losses. Management adjusts its historical estimate based on its assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. At each reporting date, the Company updates its estimate of expected credit losses to reflect any changes in credit risk since the receivable was initially recorded.

The Company writes off receivables when there is information that indicates the debtor is facing significant financial difficulty and there is no possibility of recovery. If any recoveries are made from any accounts previously written off, they will be recognized in earnings in the year of recovery, in accordance with the entity’s accounting policy election. The Company has not incurred material write-offs as a whole for the nine months ended September 30, 2025. Based upon the information available, no allowances for credit losses has been recorded as the Company believes the balance is fully collectable.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is derived from consulting and implementation services provided to clients and recurring subscription services for access to the Arrive Point network. Revenue is recognized over time as services are performed, based on the transfer of control to the customer. Contracts are typically short-term in nature and do not contain significant variable consideration or multiple performance obligations.

Disaggregated revenue as of the three and nine months ended September 30, 2025 is as follows:

	Three Months	Nine Months
	Ended September 30	Ended September 30
Revenue source

Consulting services	$-	$89,000
Installation services	2,175	3,675
Subscription fees	5,275	5,500

TOTAL REVENUE	$7,450	$98,175
Timing of Revenue Recognition

Services transferred over time	$5,275	$94,500
Services transferred at a point in time	2,175	3,675

TOTAL REVENUE	$7,450	$98,175

The Company did not generate revenue during the three and nine months ended September 30, 2024.

Various economic factors affect the recognition of revenue and cash flows including availability of skilled labor and prompt payment by customers. The Company did not generate revenue during the three or nine months ended September 30, 2024. As such, no comparative disaggregation is presented for that period.

Contract Balances

Contract Balances

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the balance sheet. The Company may request advances or deposits from customers before revenue is recognized, which results in contract liabilities. These contract liabilities are released as the performance obligations are satisfied.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Contract Balances (continued)

As of September 30, 2025, there were no such liabilities or contract assets included within the balance sheet. The beginning and ending contract balances were as follows:

	September 30, 2025	January 1, 2025

Accounts receivable	$4,900	$-

Significant Judgments and Estimates	Significant Judgments and Estimates There are no significant judgments involved in the recognition of revenue from the services provided by the Company.
Treasury Stock

Treasury Stock

In September 2025, the Board of Directors authorized the Company to repurchase shares of common stock. The Company repurchased 19,700 shares for $74,743 during the nine months ended September 30, 2025. The stock is held in Treasury and recorded using the cost method.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Comprehensive Loss

Comprehensive Loss

The Company follows FASB ASC 220.10, “Reporting Comprehensive Income (Loss).” Comprehensive loss is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net loss. Since the Company has no items of other comprehensive loss, comprehensive loss is equal to net loss.

Recently Issued Accounting Standard Not Yet Adopted

Recently Issued Accounting Standard Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, ASC Subtopic “Disaggregation of Income Statement Expenses (ASC 220-40): Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures”. The amendments require additional disclosure of the nature of expenses included in the income statement. The amendments in this update are effective for public business entities for fiscal years, beginning after December 15, 2026. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its financial statements.